NOTE PAYABLE PPP	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTE PAYABLE PPP

8. NOTE PAYABLE PPP

On April 11, 2020, the Company entered into a term note with Timberland Bank, with a principal amount of $582,800 pursuant to the Paycheck Protection Program (“PPP Loan”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Loan is evidenced by a promissory note (“PPP Term Note”). The PPP Term Note bears interest at a fixed annual rate of 1.00%, with the first six months of interest deferred. Beginning in November 2020, 18 equal monthly payments of principal and interest were due with the final payment due in April 2022. The PPP Term Note may be accelerated upon the occurrence of an event of default.

The PPP Term Note is unsecured and guaranteed by the United States Small Business Administration. The Company may apply for forgiveness of the PPP Term Note, with the amount which may be forgiven equal to the sum of payroll costs, covered rent and mortgage obligations, and covered utility payments incurred by the Company during the applicable period beginning upon receipt of PPP Term Note funds, calculated in accordance with the terms of the CARES Act.

On November 9, 2020 and February 1, 2021, the SBA forgave $562,300 and $10,000, respectively, on the PPP Loan.

As of June 30, 2021, and December 31, 2020, the balance of the PPP Loan was $2,200 and $19,300, respectively.

Future note payable loan maturities are as follows:

For the twelve months ended June 30:

2022	$2,200

$2,200

8. NOTE PAYABLE PPP

On April 11, 2020, the Company entered into a term note with Timberland Bank, with a principal amount of $582,800 pursuant to the Paycheck Protection Program (“PPP Term Note”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Loan is evidenced by a promissory note. The PPP Term Note bears interest at a fixed annual rate of 1.00%, with the first six months of interest deferred. Beginning in November 2020, the Company will make 18 equal monthly payments of principal and interest with the final payment due in April 2022. The PPP Term Note may be accelerated upon the occurrence of an event of default.

The PPP Term Note is unsecured and guaranteed by the United States Small Business Administration. The Company may apply for forgiveness of the PPP Term Note, with the amount which may be forgiven equal to the sum of payroll costs, covered rent and mortgage obligations, and covered utility payments incurred by the Company during the applicable period beginning upon receipt of PPP Term Note funds, calculated in accordance with the terms of the CARES Act.

On November 9, 2020, the SBA forgave $562,300 of this loan.

As of December 31, 2020, the balance of this loan was $19,300.

Future note payable loan maturities are as follows:

For the years ended December 31:

2021	$14,600
2022	4,700

$19,300